Property and Equipment	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	June 30,	December 31,
(in thousands)	2025	2024

Cost:
Laboratory equipment	$2,077	$2,094
Computers	502	462
Office furniture & equipment	124	124
Leasehold improvements	947	947
Total cost	3,650	3,627
Accumulated depreciation:
Laboratory equipment	2,013	1,969
Computers	370	328
Office furniture & equipment	44	40
Leasehold improvements	733	665
Total accumulated depreciation	3,160	3,002
Depreciated cost	$490	$625

Depreciation expenses for the three and six month periods ended June 30, 2025 and 2024 were $85, $175, $160 and $348 thousand, respectively.